INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2019	2018

Total current tax expense	269	483

Deferred tax expense:
Origination of temporary differences	466	275
Revaluation of deferred tax balances due to legislative changes	(23)	—

Total deferred tax expense	443	275

Total income tax expense	712	758

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense for the year.

	Years ended December 31
(In millions of dollars, except rates)	2019	2018

Statutory income tax rate	26.7%	26.7%
Income before income tax expense	2,755	2,817

Computed income tax expense	736	752
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	—	5
Non-deductible portion of equity losses	7	1
Income tax adjustment, legislative tax change	(23)	—
Non-taxable portion of capital gains	(2)	(9)
Other	(6)	9

Total income tax expense	712	758
Effective income tax rate	25.8%	26.9%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2019 and 2018.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2018	(1,145)	(1,192)	(66)	29	(515)	(21)	(2,910)
Effect of IFRS 16 adoption (see note 2)	—	—	—	—	—	9	9
(Expense) recovery in net income	(221)	(126)	2	(17)	(55)	(26)	(443)
(Expense) recovery in other comprehensive income	—	—	(104)	—	—	11	(93)

December 31, 2019	(1,366)	(1,318)	(168)	12	(570)	(27)	(3,437)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2017	(1,060)	(1,075)	(126)	18	(418)	40	(2,621)
(Expense) recovery in net income	(85)	(117)	(3)	11	(97)	16	(275)
Recovery (expense) in other comprehensive income	—	—	63	—	—	(77)	(14)

December 31, 2018	(1,145)	(1,192)	(66)	29	(515)	(21)	(2,910)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2019	2018

Realized and accrued capital losses in Canada that can be applied against future capital gains	41	98
Tax losses in foreign jurisdictions that expire between 2023 and 2038	67	68
Deductible temporary differences in foreign jurisdictions	41	25

Total unrecognized temporary differences	149	191